STATEMENTS OF OPERATIONS	5 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS
Formation and operating costs	$ 1,439,242
Loss from operations	(1,439,242)
Other expense:
Interest income	22,174
Unrealized gain on marketable securities held in Trust Account	3,558
Change in fair value of warrant liabilities	(6,207,183)
Other expense	(6,181,451)
Net income	$ (7,620,693)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption | shares	18,321,541
Basic and diluted net income per share, Common stock subject to possible redemption | $ / shares	$ 0.00
Weighted average shares outstanding, basic and diluted | shares	6,764,617
Basic and diluted net loss per non-redeemable common share | $ / shares	$ (1.13)